RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Sensitivity analysis) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	$ 2,340	$ 2,557	$ 9,285
Energy Derivative Contracts | Impact Of 5% Increase
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	(4)	(1)	(3)
Effect on other comprehensive income	(7)	(10)	(3)
Energy Derivative Contracts | Impact Of 5% Decrease
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	4	1	3
Effect on other comprehensive income	7	10	3
Interest rate risk | Subsidiaries [member] | Floating interest rate [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional amount	3,764	4,176
Hedged item, liabilities	1,447	824
Interest rate risk | Impact Of One Percent Increase
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	(10)	17	(17)
Effect on other comprehensive income	42	54	115
Interest rate risk | Impact Of One Percent decrease
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	11	(17)	17
Effect on other comprehensive income	(42)	(54)	(115)
Currency risk | Impact Of 5% Increase
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	30	4	1
Effect on other comprehensive income	44	79	51
Currency risk | Impact Of 5% Decrease
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit loss	(30)	(4)	(1)
Effect on other comprehensive income	$ (44)	$ (79)	$ (51)